INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                              FINANCIAL STATEMENTS
                                December 31, 2003
                                    (Audited)



















This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account II variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.


--------------------------------------------------------------------------------
Investors Life Insurance Company of North America
Administrative Offices: Austin, TX



EP-17512V

Report of Independent Accountants

To the Contract Owners of Investors Life Insurance Company of North America Separate Account II and the Board of Directors of Investors Life Insurance Company of North America

In our opinion, the accompanying statement of net assets and the related individual statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subdivisions comprising the Investors Life Insurance Company of North America Separate Account II (the "Separate Account") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the underlying funds, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Dallas, Texas
February 25, 2004

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                        COMBINED STATEMENT OF NET ASSETS
                               DECEMBER 31, 2003
                                   (Audited)

                                     ASSETS


Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS
Money Market Fund
          180,323   qualified shares            (Cost   $  180,323)  $   180,323
          496,464   non-qualified shares        (Cost   $  496,464)      496,464
High Yield Trust
            9,435   qualified shares            (Cost   $  154,338)       75,479
          166,414   non-qualified shares        (Cost   $2,580,981)    1,331.311
Equity Income Fund
            5,058   qualified shares            (Cost   $    8,805)       79,615
           42,278   non-qualified shares        (Cost   $  480,158)      665,462
Investors Trust
           33,485   qualified shares            (Cost   $  334,578)      374,362
           64,041   non-qualified shares        (Cost   $  604,599)      715,982
Income Fund
           12,169   qualified shares            (Cost   $   83,181)       82,021
           33,436   non-qualified shares        (Cost   $  163,701)      225,362
PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market Fund
        4,204,069   non-qualified shares        (Cost   $4,204,069)    4,204,069
Putnam Variable Trust Growth and Income Fund
          111,380   non-qualified shares        (Cost   $1,884,233)    2,605,179
Putnam Variable Trust Income Fund
           81,775   non-qualified shares        (Cost   $1,133,712)    1,055,717

Total Assets                                                         $12,091,346

   The accompanying notes are an integral part of these financial statements.

                                   NET ASSETS


Net Assets (Notes 3 and 7):
PUTNAM DIVISIONS
Money Market Fund
           52,419  qualified accumulation
                    units outstanding           ($3.440022 per unit) $   180,323
          142,853  non-qualified accumulation
                    units outstanding           ($3.475347 per unit)     496,464

High Yield Trust
           10,124  qualified accumulation
                    units outstanding           ($7.455427 per unit)      75,479
          187,079  non-qualified accumulation
                    units outstanding           ($7.116303 per unit)   1,331.311

Equity Income Fund
            8,814  qualified accumulation
                    units outstanding           ($9.032809 per unit)      79,615
           73,092  non-qualified accumulation
                    units outstanding           ($9.104447 per unit)     665,462

Investors Fund
           35,737  qualified accumulation
                    units outstanding          ($10.475482 per unit)     374,362
           74,187  non-qualified accumulation
                    units outstanding           ($9.651044 per unit)     715,982

Income Fund
           11,544  qualified accumulation
                    units outstanding           ($7.105065 per unit)      82,021
           33,119  non-qualified accumulation
                    units outstanding           ($6.804601 per unit)     225,362

PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market Fund
        1,466,782  non-qualified accumulation
                    units outstanding           ($2.866185 per unit)   4,204,069
Putnam Variable Trust Growth and Income Fund
          329,370  non-qualified accumulation
                    units outstanding           ($7.909582 per unit)   2,605,179
Putnam Variable Trust Income Fund
          235,807  non-qualified accumulation
                    units outstanding           ($4.477038 per unit)   1,055,717

Net Assets                                                           $12,091,346

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                           Year Ended December 31, 2003
                                   (Audited)

                                PUTNAM DIVISIONS


                                                                                Money Market    Money Market
                                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                                               $   1,487       $   3,827

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                  1,936           5,036

        Investment income (loss) - net                                               (449)         (1,209)


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                               56,074          57,704
        Cost of shares sold                                                        56,074          57,704

        Net realized gain (loss) on investments                                         0               0

Change in unrealized appreciation (depreciation) in value of investments                0               0

        Net realized and unrealized gain (loss) on investments                          0               0

Net Increase (Decrease) in Net Assets from Operations                           $    (449)      $  (1,209)

   The accompanying notes are an integral part of these financial statements.

                                                                                High Yield      High Yield
                                                                                Trust           Trust
                                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                                               $   5,860       $ 103,089

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                    647          11,380

        Investment income (loss) - net                                              5,213          91,709


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                                1,273          21,441
        Cost of shares sold                                                         1,263          21,270

        Net realized gain (loss) on investments                                        10             171

Change in unrealized appreciation (depreciation) in value of investments           10,175         179,015

        Net realized and unrealized gain (loss) on investments                     10,185         179,186

Net Increase (Decrease) in Net Assets from Operations                           $  15,398       $ 270,895

   The accompanying notes are an integral part of these financial statements.

                                                                                Equity          Equity
                                                                                Income Fund     Income Fund
                                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                                               $   1,070       $   8,940

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                    665           5,538

        Investment income (loss) - net                                                405           3,402


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                                5,879          30,882
        Cost of shares sold                                                         5,914          30,073

        Net realized gain (loss) on investments                                       (35)            809

Change in unrealized appreciation (depreciation) in value of investments           16,039         133,232

        Net realized and unrealized gain (loss) on investments                     16,004         134,041

Net Increase (Decrease) in Net Assets from Operations                           $  16,409       $ 137,443

   The accompanying notes are an integral part of these financial statements.

                                                                                Investors       Investors
                                                                                Fund            Fund
                                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                                               $   1,603       $   3,064

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                  3,180           6,061

        Investment income (loss) - net                                             (1,577)         (2,997)


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                               35,258          53,745
        Cost of shares sold                                                        36,344          59,293

        Net realized gain (loss) on investments                                    (1,086)         (5,548)

Change in unrealized appreciation (depreciation) in value of investments           84,250         160,721

        Net realized and unrealized gain (loss) on investments                     83,164         155,173

Net Increase (Decrease) in Net Assets from Operations                           $  81,587       $ 152,176

   The accompanying notes are an integral part of these financial statements.

                                                                                Income          Income
                                                                                Fund            Fund
                                                                                Qualified       Non-Qualified
Investment Income:
        Dividends                                                               $   3,183       $   7,988

Expenses:
        Mortality risk and expense fees guarantees (Notes 1 and 3)                    832           2,098

        Investment income (loss) - net                                              2,351           5,890


Net realized capital gain distributions:                                                0               0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                                               18,523           2,728
        Cost of shares sold                                                        16,020           2,721

        Net realized gain (loss) on investments                                     2,503               7

Change in unrealized appreciation (depreciation) in value of investments           (1,316)          1,987

        Net realized and unrealized gain (loss) on investments                      1,187           1,994

Net Increase (Decrease) in Net Assets from Operations                           $   3,538       $   7,884

   The accompanying notes are an integral part of these financial statements.

                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                Putnam
                                                                Variable Trust
                                                                Money
                                                                Market Fund
                                                                Non-Qualified

Investment Income:
        Dividends                                               $   32,771

Expenses:
        Mortality risk and expense fees
         guarantees (Notes 1 and 3)                                 40,880

        Investment income - net                                     (8,109)

Net realized capital gain distributions:                                 0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                               478,798
        Cost of shares sold                                        478,798

        Net realized gain (loss) on investments                          0

Change in unrealized appreciation (depreciation)
 in value of investments                                                 0

        Net realized and unrealized gain (loss)
        on investments                                                   0

Net Increase (Decrease) in Net Assets from Operations           $   (8,109)

   The accompanying notes are an integral part of these financial statements.

                                                                Putnam
                                                                Variable Trust
                                                                Growth and
                                                                Income Fund
                                                                Non-Qualified

Investment Income:
        Dividends                                               $   51,033

Expenses:
        Mortality risk and expense fees
         guarantees (Notes 1 and 3)                                 22,303

        Investment income (loss) - net                              28,730

Net realized capital gain distributions:                                 0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                               454,327
        Cost of shares sold                                        432,584

        Net realized gain (loss) on investments                     21,743

Change in unrealized appreciation (depreciation)
 in value of investments                                           507,862

        Net realized and unrealized gain (loss)
         on investments                                            529,605

Net Increase (Decrease) in Net Assets from Operations           $  558,335

   The accompanying notes are an integral part of these financial statements.

                                                                Putnam Variable
                                                                Trust Income
                                                                Fund
                                                                Non-Qualified

Investment Income:
        Dividends                                               $   57,879

Expenses:
        Mortality risk and expense
         fees guarantees (Notes 1 and 3)                            10,700

        Investment income (loss) - net                              47,179

Net realized capital gain distributions:                                 0

Net realized gain (loss) on investments:
        Proceeds from sale of shares                               285,336
        Cost of shares sold                                        272,846

        Net realized gain (loss) on investments                     12,490

Change in unrealized appreciation (depreciation)
 in value of investments                                           (21,889)

        Net realized and unrealized gain (loss) on investments      (9,399)

Net Increase (Decrease) in Net Assets from Operations           $   37,780

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                 INDIVIDUAL STATEMENT OF CHANGES IN TOTAL ASSETS
                        For Year Ended December 31, 2003
                                   (Audited)

                                PUTNAM DIVISIONS


                                                                Money Market    Money Market
                                                                  Fund             Fund
                                                                Qualified       Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $     (449)     $   (1,209)
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                              0               0
    Change in unrealized appreciation (depreciation)
     in value of investments                                             0               0

    Net Increase (Decrease) in net assets from operations             (449)         (1,209)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               0
    Net contract surrenders and transfers out (Note 3)             (54,138)        (28,200)
    Benefit payments to annuitants                                       0         (24,467)

    Net Increase (Decrease) from accumulation unit
     transactions                                                  (54,138)        (52,667)

Net Increase (Decrease) in Net Assets                              (54,587)        (53,876)

Net Assets:
    Net assets at December 31, 2002                                234,910         550,340

    Net assets at December 31, 2003                             $  180,323      $  496,464

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002


                                                                Money Market    Money Market
                                                                Qualified       Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $    1,273      $    2,867
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                              0               0
    Change in unrealized appreciation (depreciation)
     in value of investments                                             0               0

    Net Increase (Decrease) in net assets from operations            1,273           2,867

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               0
    Net contract surrenders and transfers out (Note 3)             (86,656)        (97,737)
    Benefit payments to annuitants                                       0         (25,525)

    Net Increase (Decrease) from accumulation unit
     transactions                                                  (86,656)       (123,262)

Net Increase (Decrease) in Net Assets                              (85,383)       (120,395)

Net Assets:
    Net assets at December 31, 2001                                320,293         670,735

    Net assets at December 31, 2002                             $  234,910      $  550,340

   The accompanying notes are an integral part of these financial statements.

                                                                High Yield      High Yield
                                                                Trust           Trust
                                                                Qualified       Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $    5,213      $   91,709
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                             10             171
    Change in unrealized appreciation (depreciation)
     in value of investments                                        10,175         179,015

    Net Increase (Decrease) in net assets from operations           15,398         270,895

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               0
    Net contract surrenders and transfers out (Note 3)                (626)         (7,274)
    Benefit payments to annuitants                                       0          (2,787)

    Net Increase (Decrease) from accumulation unit
     transactions                                                     (626)        (10,061)

Net Increase (Decrease) in Net Assets                               14,772         260,834

Net Assets:
    Net assets at December 31, 2002                                 60,707       1,070,477

    Net assets at December 31, 2003                             $   75,479      $1,331,311

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002


                                                                High Yield      High Yield
                                                                Trust           Trust
                                                                Qualified       Non-Qualified

Investment Operations:
   Investment income (loss) - net                               $    6,041      $  113,407
   Realized capital gain distributions                                   0               0
   Net realized gain (loss) on investments                              19            (686)
   Change in unrealized appreciation
    (depreciation) in value of investments                          (6,682)       (123,631)

   Net Increase (Decrease) in net assets from operations              (622)        (10,910)

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                                         36               0
   Net contract surrenders and transfers out
    (Note 3)                                                          (649)       (142,088)
   Benefit payments to annuitants                                        0          (2,627)

   Net Increase (Decrease) from accumulation
    unit transactions                                                 (613)       (144,715)

Net Increase (Decrease) in Net Assets                               (1,235)       (155,625)

Net Assets:
   Net assets at December 31, 2001                                  61,942       1,226,102

   Net assets at December 31, 2002                              $   60,707      $1,070,477

   The accompanying notes are an integral part of these financial statements.

                                                                Equity          Equity
                                                                Income Fund     Income Fund
                                                                Qualified       Non-Qualified

Investment Operations:
   Investment income (loss) - net                               $      405      $    3,402
   Realized capital gain distributions                                   0               0
   Net realized gain (loss) on investments                             (35)            809
   Change in unrealized appreciation
    (depreciation) in value of investments                          16,039         133,232

   Net Increase (Decrease) in net assets from operations            16,409         137,443

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                 0               0
   Net contract surrenders and transfers out (Note 3)                  (24)        (25,344)
   Benefit payments to annuitants                                   (4,085)              0

   Net Increase (Decrease) from accumulation
    unit transactions                                               (4,109)        (25,344)

Net Increase (Decrease) in Net Assets                               12,300         112,099

Net Assets:
   Net assets at December 31, 2002                                  67,315         553,363

   Net assets at December 31, 2003                              $   79,615      $  665,462

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2001


                                                                Equity          Equity
                                                                Income Fund     Income Fund
                                                                Qualified       Non-Qualified
Investment Operations:
   Investment income (loss) - net                               $      421      $    3,642
   Realized capital gain distributions                                   0               0
   Net realized gain (loss) on investments                            (179)        (12,009)
   Change in unrealized appreciation (depreciation)
    in value of investments                                        (11,329)        (90,371)

   Net Increase (Decrease) in net assets from operations           (11,087)        (98,738)

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                 0               0
   Net contract surrenders and transfers out (Note 3)                  (78)        (46,953)
   Benefit payments to annuitants                                   (5,669)              0

   Net Increase (Decrease) from accumulation unit
    transactions                                                    (5,747)        (46,953)

Net Increase (Decrease) in Net Assets                              (16,834)       (145,691)

Net Assets:
   Net assets at December 31, 2000                                  84,149         699,054

   Net assets at December 31, 2001                              $   67,315      $  553,363

   The accompanying notes are an integral part of these financial statements.

                                                                Investors       Investors
                                                                Funds           Funds
                                                                Qualified       Non-Qualified

Investment Operations:
   Investment income (loss) - net                               $   (1,577)     $   (2,997)
   Realized capital gain distributions                                   0               0
   Net realized gain (loss) on investments                          (1,086)         (5,548)
   Change in unrealized appreciation (depreciation)
    in value of investments                                         84,250         160,721

   Net Increase (Decrease) in net assets from operations            81,587         152,176

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                 0               0
   Net contract surrenders and transfers out (Note 3)              (26,963)        (44,329)
   Benefit payments to annuitants                                   (5,114)         (3,354)

   Net Increase (Decrease) from accumulation
    unit transactions                                              (32,077)        (47,683)

Net Increase (Decrease) in Net Assets                               49,510         104,493

Net Assets:
   Net assets at December 31, 2002                                 324,852         611,489

   Net assets at December 31, 2003                              $  374,362      $  715,982

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002


                                                                Investors       Investors
                                                                Fund            Fund
                                                                Qualified       Non-Qualified
Investment Operations:
    Investment income (loss) - net                              $   (3,680)     $   (6,500)
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                         (2,339)           (525)
    Change in unrealized appreciation (depreciation)
     in value of investments                                      (108,192)       (192,314)

    Net Increase (Decrease) in net assets from operations         (114,211)       (199,339)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               0
    Net contract surrenders and transfers out (Note 3)             (39,955)           (280)
    Benefit payments to annuitants                                  (5,877)         (3,065)

    Net Increase (Decrease) from accumulation unit
     transactions                                                  (45,832)         (3,345)

Net Increase (Decrease) in Net Assets                             (160,043)       (202,684)

Net Assets:
    Net assets at December 31, 2000                                484,895         814,173

    Net assets at December 31, 2001                             $  324,852      $  611,489

   The accompanying notes are an integral part of these financial statements.

                                                                Income          Income
                                                                Fund            Fund
                                                                Qualified       Non-Qualified
Investment Operations:
    Investment income (loss) - net                              $    2,351      $    5,890
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                          2,503               7
    Change in unrealized appreciation (depreciation)
     in value of investments                                        (1,316)          1,987

    Net Increase (Decrease) in net assets from operations            3,538           7,884

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0               0
    Net contract surrenders and transfers out (Note 3)             (17,691)            (55)
    Benefit payments to annuitants                                       0            (575)

    Net Increase (Decrease) from accumulation unit
    transactions                                                   (17,691)           (630)

Net Increase (Decrease) in Net Assets                              (14,153)          7,254

Net Assets:
    Net assets at December 31, 2002                                 96,174         218,108

    Net assets at December 31, 2003                             $   82,021      $  225,362

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002


                                                                Income          Income
                                                                Fund            Fund
                                                                Qualified       Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $    4,665      $    8,615
    Realized capital gain distributions                                  0               0
    Net realized gain (loss) on investments                          2,750               2
    Change in unrealized appreciation (depreciation)
     in value of investments                                           157           6,110

    Net Increase (Decrease) in net assets from operations            7,572          14,727

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0          10,202
    Net contract surrenders and transfers out (Note 3)             (29,904)            (54)
    Benefit payments to annuitants                                       0            (585)

    Net Increase (Decrease) from accumulation unit
     transactions                                                  (29,904)          9,563

Net Increase (Decrease) in Net Assets                              (22,332)         24,290

Net Assets:
    Net assets at December 31, 2000                                118,506         193,818

    Net assets at December 31, 2001                             $   96,174      $  218,108


   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003
                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                Putnam
                                                                Variable Trust
                                                                Money Market
                                                                Fund
                                                                Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $   (8,109)
    Realized capital gain distributions                                  0
    Net realized gain (loss) on investments                              0
    Change in unrealized appreciation (depreciation)
     in value of investments                                             0

    Net Increase (Decrease) in net assets from operations           (8,109)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                0
    Net contract surrenders and transfers out (Note 3)            (377,014)
    Benefit payments to annuitants                                 (44,457)

    Net Increase (Decrease) from accumulation unit
     transactions                                                 (421,471)

Net Increase (Decrease) in Net Assets                             (429,580)

Net Assets:
    Net assets at December 31, 2002                              4,633,649

    Net assets at December 31, 2003                             $4,204,069

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002
                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                Putnam
                                                                Variable Trust
                                                                Money Market
                                                                Fund
                                                                Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $   24,466
    Realized capital gain distributions                                  0
    Net realized gain (loss) on investments                              0
    Change in unrealized appreciation (depreciation)
     in value of investments                                             0

    Net Increase (Decrease) in net assets from operations           24,466

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)          244,102
    Net contract surrenders and transfers out (Note 3)            (977,730)
    Benefit payments to annuitants                                 (57,851)

    Net Increase (Decrease) from accumulation unit
     transactions                                                 (791,479)

Net Increase (Decrease) in Net Assets                             (767,013)

Net Assets:
    Net assets at December 31, 2000                              5,400,662

    Net assets at December 31, 2001                             $4,633,649

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003
                         PUTNAM VARIABLE TRUST DIVISIONS


                                                                 Putman
                                                                 Variable Trust
                                                                 Growth and
                                                                 Income Fund
                                                                 Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $   28,730
    Realized capital gain distributions                                  0
    Net realized gain (loss) on investments                         21,743
    Change in unrealized appreciation (depreciation)
     in value of investments                                       507,862

    Net Increase (Decrease) in net assets from operations          558,335

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)          200,175
    Net contract surrenders and transfers out (Note 3)            (355,834)
    Benefit payments to annuitants                                  (9,993)

    Net Increase (Decrease) from accumulation unit
     transactions                                                 (165,652)

Net Increase (Decrease) in Net Assets                              392,683

Net Assets:
    Net assets at December 31, 2002                              2,212,496

    Net assets at December 31, 2003                             $2,605,179

   The accompanying notes are an integral part of these financial statements.

                         Year Ended December 31, 2002
                         PUTNAM VARIABLE TRUST DIVISIONS


                                                                 Putman
                                                                 Variable Trust
                                                                 Growth and
                                                                 Income Fund
                                                                 Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $   27,027
    Realized capital gain distributions                             18,172
    Net realized gain (loss) on investments                       (129,196)
    Change in unrealized appreciation (depreciation)
     in value of investments                                      (608,009)

    Net Increase (Decrease) in net assets from operations         (692,006)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)          100,190
    Net contract surrenders and transfers out (Note 3)            (749,352)
    Benefit payments to annuitants                                 (22,924)

    Net Increase (Decrease) from accumulation unit
     transactions                                                 (672,086)

Net Increase (Decrease) in Net Assets                           (1,364,092)

Net Assets:
    Net assets at December 31, 2001                              3,576,588

    Net assets at December 31, 2002                             $2,212,496

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003
                        PUTNAM VARIABLE TRUST DIVISIONS


                                                                Putnam
                                                                Variable Trust
                                                                Income Fund
                                                                Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $   47,179
    Realized capital gain distributions                                  0
    Net realized gain (loss) on investments                         12,490
    Change in unrealized appreciation (depreciation)
     in value of investments                                       (21,889)

    Net Increase (Decrease) in net assets from operations           37,780

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)           22,860
    Net contract surrenders and transfers out (Note 3)            (254,143)
    Benefit payments to annuitants                                 (20,651)

    Net Increase (Decrease) from accumulation unit
     transactions                                                 (251,934)

Net Increase (Decrease) in Net Assets                             (214,154)

Net Assets:
    Net assets at December 31, 2002                              1,269,871

    Net assets at December 31, 2003                             $1,055,717

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002
                         PUTNAM VARIABLE TRUST DIVISIONS


                                                                Putnam Variable
                                                                Trust Income
                                                                Fund
                                                                Non-Qualified

Investment Operations:
    Investment income (loss) - net                              $   61,794
    Realized capital gain distributions                                  0
    Net realized gain (loss) on investments                          6,659
    Change in unrealized appreciation (depreciation)
     in value of investments                                        22,924

    Net Increase (Decrease) in net assets from operations           91,377

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)           26,494
    Net contract surrenders and transfers out (Note 3)            (245,899)
    Benefit payments to annuitants                                 (50,351)

    Net Increase (Decrease) from accumulation unit
     transactions                                                 (269,756)

Net Increase (Decrease) in Net Assets                             (178,379)

Net Assets:
    Net assets at December 31, 2001                              1,448,250

    Net assets at December 31, 2002                             $1,269,871

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT II
                     (formerly INA/PUTNAM SEPARATE ACCOUNT)
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 2003

Note 1. Organization

Investors Life Insurance Company of North America - Separate Account II (formerly INA/PUTNAM Separate Account), (the "Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund, Putnam Money Market Fund and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund and Putnam Variable Trust Growth and Income Fund (the "Putnam Variable Trust Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at December 31, 2003; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the last-in, first-out method. Investment valuations are subject to change based on underlying market conditions. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers between Separate Account divisions for the year ended December 31, 2003 was $223,035. Payments for the year ended December 31, 2003 were $1,191,635 with respect to contract surrender benefits and $115,483 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange
Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions

For the Year Ended December 31, 2003

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2003 and units outstanding at December 31, 2003 were as follows:


                                PUTNAM DIVISIONS

                                           Money Market           Money Market
                                               Fund                  Fund
                                             Qualified            Non-Qualified

Units outstanding at December 31, 2002          68,131                157,993

Units purchased and transfers in                     0                      0

Benefits, surrenders and transfers out         (15,712)               (15,140)

Units outstanding at December 31, 2003          52,419                142,853




                                              High Yield            High Yield
                                                 Trust                Trust
                                               Qualified          Non-Qualified

Units outstanding at December 31, 2002          10,211                188,628

Units purchased and transfers in                     0                      0

Benefits, surrenders and transfers out             (87)                (1,549)

Units outstanding at December 31, 2003          10,124                187,079

                                                Equity               Equity
                                              Income Fund          Income Fund
                                               Qualified          Non-Qualified

Units outstanding at December 31, 2002           9,405                 76,232

Units purchased and transfers in                     0                      0

Benefits, surrenders and transfers out            (591)                (3,140)

Units outstanding at December 31, 2003           8,814                 73,092




                                              Investors             Investors
                                                Fund                  Fund
                                              Qualified           Non-Qualified

Units outstanding at December 31, 2002          39,204                 80,099

Units purchased and transfers in                     0                      0

Benefits, surrenders and transfers out          (3,467)                (5,912)

Units outstanding at December 31, 2003          35,737                 74,187

                                               Income                 Income
                                                Fund                   Fund
                                              Qualified            Non-Qualified

Units outstanding at December 31, 2002          14,026                 33,213

Units purchased and transfers in                     0                      0

Benefits, surrenders and transfers out          (2,482)                   (94)

Units outstanding at December 31, 2003          11,544                 33,119

                        PUTNAM VARIABLE TRUST DIVISIONS
                                                                     Putnam
                                                                 Variable Trust
                                                                  Money Market
                                                                      Fund
                                                                 Non-Qualified

Units outstanding at December 31, 2002                              1,613,586

Units purchased and transfers in                                            0

Benefits, surrenders and transfers out                               (146,804)

Units outstanding at December 31, 2003                              1,466,782




                                                                     Putnam
                                                                    Variable
                                                                  Trust Growth
                                                                   and Income
                                                                      Fund
                                                                 Non-Qualified

Units outstanding at December 31, 2002                                353,726

Units purchased and transfers in                                       31,614

Benefits, surrenders and transfers out                                (55,970)

Units outstanding at December 31, 2003                                329,370

                                                                Putnam Variable
                                                                  Trust Income
                                                                     Fund
                                                                 Non-Qualified

Units outstanding at December 31, 2002                                292,997

Units purchased and transfers in                                        5,239

Benefits, surrenders and transfers out                                (62,429)

Units outstanding at December 31, 2003                                235,807

The accumulation units for ten of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2003, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                       Accumulation    Aggregate      Monthly       Annuity
                                           Units         Value        Annuity        Unit
                                                                       Units         Value

Money Market Fund - Non-Qualified          85,318       $296,510       2,007       $1.0679558
High Yield Trust - Qualified                4,817       $ 35,913         255       $3.3373004
High Yield Trust - Non-Qualified            5,059       $ 36,001         136       $3.2912054
Equity Income Fund - Qualified              5,407       $ 48,840         172       $2.9930480
Investors Fund - Qualified                  6,501       $ 68,101         312       $3.4814382
Investors Fund - Non-Qualified              4,599       $ 44,385         289       $1.9979750
Income Fund - Non-Qualified                   981       $  6,675          23       $3.2958673
Putnam Variable Trust Money Market,
   Fund - Non-Qualified                   157,165       $450,464       3,911       $1.2336543
Putnam Variable Trust Growth and Income,
   Fund - Non-Qualified                    18,500       $146,327         532       $2.6761127
Putnam Variable Trust Income
   Fund - Non-Qualified                    48,775       $218,368       1,203       $1.8847244

Note 8. Expense Ratios and Net Investment Income Ratios

Year Ended December 31, 2003

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds or charged through the redemption of units, for each of the five years in the period ended December 31, 2003 were as follows:

PUTNAM DIVISIONS
Money Market Fund
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03      52,419    $ 3.440022      $  180       0.95%       0.73%    -0.22%

12/31/02      68,131    $ 3.447922      $  235       0.95%       1.43%     0.48%

12/31/01      93,283    $ 3.433572      $  320       0.95%       3.94%     2.99%

12/31/00     108,566    $ 3.333788      $  362       0.95%       5.93%     4.98%

12/31/99     116,281    $ 3.172308      $  369       0.95%       4.83%     3.88%




Money Market Fund
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03     142,853    $ 3.475347      $  496       0.95%       0.72%    -0.23%

12/31/02     157,993    $ 3.483322      $  550       0.95%       1.43%     0.48%

12/31/01     193,376    $ 3.468552      $  671       0.95%       3.95%     3.00%

12/31/00     224,612    $ 3.367763      $  756       0.95%       5.91%     4.96%

12/31/99     259,973    $ 3.204768      $  833       0.95%       4.83%     3.88%



                                     - 39

High Yield Trust
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03      10,124    $ 7.455427      $   75       0.95%       8.61%    22.62%

12/31/02      10,211    $ 5.945219      $   61       0.95%      10.90%    -1.02%

12/31/01      10,315    $ 6.005089      $   62       0.95%      12.05%     2.12%

12/31/00      13,067    $ 5.861732      $   77       0.95%      11.40%    -9.58%

12/31/99      16,803    $ 6.510724      $  109       0.95%      10.90%     5.96%




High Yeild Trust
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03     187,079    $ 7.116303      $1,331       0.95%       8.61%    22.61%

12/31/02     188,628    $ 5.675071      $1,070       0.95%      10.94%    -0.96%

12/31/01     213,900    $ 5.732129      $1,226       0.95%      12.00%     2.88%

12/31/00     237,165    $ 5.595078      $1,327       0.95%      11.43%    -9.71%

12/31/99     311,626    $ 6.214254      $1,937       0.95%      10.71%     5.34%

Equity Income Fund
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03       8,814    $ 9.032809      $   80       0.95%       1.53%    23.45%

12/31/02       9,405    $ 7.157318      $   67       0.95%       1.51%   -14.72%

12/31/01      10,097    $ 8.334073      $   84       0.95%       1.61%    -3.64%

12/31/00      12,203    $ 8.555469      $  104       0.95%       1.85%    11.86%

12/31/99      12,870    $ 7.632681      $   98       0.95%       4.10%     0.35%




Equiuty Income Fund
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03      73,092    $ 9.104447      $  665       0.95%       1.53%    23.58%

12/31/02      76,232    $ 7.258937      $  553       0.95%       1.52%   -15.57%

12/31/01      83,114    $ 8.410788      $  699       0.95%       1.67%    -2.56%

12/31/00      83,117    $ 8.626338      $  717       0.95%       1.87%    11.39%

12/31/99      98,218    $ 7.696942      $  756       0.95%       4.12%     0.30%

Investors Fund
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03      35,737    $10.475482      $  374       0.95%       0.48%    24.37%

12/31/02      39,204    $ 8.286199      $  325       0.95%       0.00%   -29.48%

12/31/01      44,172    $10.977440      $  485       0.95%       0.00%   -32.00%

12/31/00      51,786    $14.739979      $  763       0.95%       0.00%   -20.25%

12/31/99      57,179    $18.258428      $1,004       0.95%       0.00%    25.53%




Investors Fund
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03      74,187    $ 9.651044      $  716       0.95%       0.48%    23.85%

12/31/02      80,099    $ 7.634159      $  611       0.95%       0.00%   -29.14%

12/31/01      80,496    $10.114455      $  814       0.95%       0.00%   -31.42%

12/31/00      80,991    $13.580409      $1,100       0.95%       0.00%   -18.82%

12/31/99      96,764    $16.787598      $1,624       0.95%       0.00%    26.66%

Income Fund
Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03      11,544    $ 7.105065      $   82       0.95%       3.63%     4.04%

12/31/02      14,026    $ 6.856818      $   96       0.95%       5.27%     7.00%

12/31/01      18,561    $ 6.384652      $  119       0.95%       5.75%     6.48%

12/31/00      19,430    $ 5.978888      $  116       0.95%       7.25%     5.92%

12/31/99      36,458    $ 5.603615      $  204       0.95%       6.38%    -3.01%




Income Fund
Non-Qualified
                                Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03      33,119    $ 6.804601      $  225       0.95%       3.62%     3.57%

12/31/02      33,213    $ 6.566932      $  218       0.95%       5.19%     7.24%

12/31/01      31,697    $ 6.114720      $  194       0.95%       5.75%     6.60%

12/31/00      33,415    $ 5.727395      $  191       0.95%       7.07%     6.45%

12/31/99      46,215    $ 5.368004      $  248       0.95%       6.38%    -3.14%

                        PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust
Money Market Fund Non-Qualified
                               Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03   1,466,782    $ 2.866185      $4,204       0.95%       0.76%    -0.19%

12/31/02   1,613,586    $ 2.871647      $4,634       0.95%       1.46%     0.51%

12/31/01   1,889,944    $ 2.857578      $5,401       0.95%       3.85%     2.90%

12/31/00   1,963,132    $ 2.773884      $5,446       0.95%       5.89%     4.94%

12/31/99   2,473,443    $ 2.640182      $6,530       0.95%       4.78%     3.83%




Putname Variable Trust
Growth and Income Fund
Non-Qualified
                               Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03     329,370    $ 7.909582      $2,605       0.95%       2.17%    23.78%

12/31/02     353,726    $ 6.254830      $2,212       0.95%       1.88%   -23.79%

12/31/01     460,258    $ 7.770832      $3,577       0.95%       1.68%    -7.37%

12/31/00     492,844    $ 8.354851      $4,118       0.95%       3.48%     6.67%

12/31/99     553,365    $ 7.801177      $4,317       0.95%       2.42%     0.34%

Putnam Variable Trust Income Fund
Non-Qualified
                               Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/03     235,807    $ 4.477038      $1,056       0.95%       5.14%     3.35%

12/31/02     292,997    $ 4.334076      $1,270       0.95%       5.62%     6.91%

12/31/01     358,375    $ 4.041159      $1,448       0.95%       6.79%     6.21%

12/31/00     408,002    $ 3.795738      $1,549       0.95%       7.20%     6.62%

12/31/99     500,055    $ 3.547733      $1,774       0.95%       6.50%    -3.12%

Note 9.  Recent Developments

As of August 1, 2002, Separate Account assets were adjusted to reflect the results of a review of policyholder liability accounts. As a result of the review, the assets of the following subdividions were increased as follows, with a corresponding increase in the unit values of policyholder interest in the Separate Account:


        Division                                                Amount

        Putnam Income Fund - Non-Qualified                      $  10,202.13
        Putnam Variable Trust Money Market Fund -
         Non Qualified                                          $  44,102.32

In addition, the assets of the following subdivisions were decreased as follows, with a corresponding decrease in the unit values of policyholder interests in the Separate Account:

        Division                                                Amount

        Putnam Equity Income Fund - Non-Qualified               $     326.62
        Putnam Income Fund - Qualified                          $   2,546.78
        Putnam Variable Trust Growth and Income Fund -
         Non-Qualified                                          $  67,758.83
        Putnam Variable Trust Income Fund - Non-Qualified       $   4,215.50